Share Based Compensation - Summary of Share Based Compensation Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding at December 31, 2020	9,591,304	9,166,946	10,805,474
Number exercisable at December 31, 2020	8,050,691
Exercise price 3.52 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 3.52
Number outstanding at December 31, 2020	35,000
Weighted average remaining contractual life (in years)	9 years 11 months 26 days
Number exercisable at December 31, 2020	11,666
Exercise Price 9.23 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 9.23
Number outstanding at December 31, 2020	394,484
Weighted average remaining contractual life (in years)	9 years 7 months 13 days
Number exercisable at December 31, 2020	14,827
Exercise Price 0.93 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.93
Number outstanding at December 31, 2020	16,756
Weighted average remaining contractual life (in years)	8 years 4 months 9 days
Number exercisable at December 31, 2020	6,276
Exercise Price 0.64 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.64
Number outstanding at December 31, 2020	1,066,743
Weighted average remaining contractual life (in years)	8 years 3 months 21 days
Number exercisable at December 31, 2020	360,521
Exercise Price 1.11 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.11
Number outstanding at December 31, 2020	601,180
Weighted average remaining contractual life (in years)	7 years 10 months 2 days
Number exercisable at December 31, 2020	309,738
Exercise Price 1.59 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.59
Number outstanding at December 31, 2020	30,650
Weighted average remaining contractual life (in years)	7 years 5 months 4 days
Number exercisable at December 31, 2020	21,070
Exercise Price 0.62 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.62
Number outstanding at December 31, 2020	206,820
Weighted average remaining contractual life (in years)	7 years 25 days
Number exercisable at December 31, 2020	148,579
Exercise Price 0.47 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.47
Number outstanding at December 31, 2020	95,809
Weighted average remaining contractual life (in years)	6 years 2 months 23 days
Number exercisable at December 31, 2020	89,814
Exercise Price 0.07 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.07
Number outstanding at December 31, 2020	672,735
Weighted average remaining contractual life (in years)	6 years 3 days
Number exercisable at December 31, 2020	657,082
Exercise Price 0.46 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.46
Number outstanding at December 31, 2020	119,835
Weighted average remaining contractual life (in years)	5 years 9 months 29 days
Number exercisable at December 31, 2020	119,835
Exercise Price 0.06 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.06
Number outstanding at December 31, 2020	4,290,368
Weighted average remaining contractual life (in years)	4 years 7 months 17 days
Number exercisable at December 31, 2020	4,290,364
Exercise Price 0.14 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.14
Number outstanding at December 31, 2020	2,020,924
Weighted average remaining contractual life (in years)	4 years 1 month 28 days
Number exercisable at December 31, 2020	2,020,919